Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block] [Abstract]
Schedule of components of income tax expense
	For the years ended December 31,
	2020	2021	2022
Current	-	762,067	65,299
Deferred	-	(91,091)	358,744
Total income tax expenses	-	670,976	424,043

Schedule of reconciliation of effective income tax rate
	For the years ended December 31,
	2020	2021	2022
	%	%	%
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Effect of preferential tax rates	(25.0)%	28.1%	7.7%
Effect of non-taxable gain (1)	-	(381.2)%	-
Effect of non-taxable loss (2)	-	-	61.4%
Effect of favorable tax rates on small-scale and low-profit entities	-	-	(6.9)%
Change of valuation allowance	-	401.0%	(31.7)%
Effective tax rate	-	72.9%	55.5%

(1)	Non-taxable gain was primarily due to gain from the acquisition of Youxi Software.
(2)	Non-taxable loss was primarily due to goodwill impairment loss of Beijing P.X..

Schedule of significant components of the deferred tax assets
	As of December 31,
	2021	2022
Deferred tax assets:
Net operating loss carry-forwards	6,581,225	4,690,987
Allowance of doubtful accounts (1)	-	2,098,876
Less: valuation allowance	(3,688,042)	(1,537,116)
Net deferred tax assets	2,893,183	5,252,747

(1)	Allowance of doubtful accounts was from the acquisition of Beijing P.X..

Schedule of the movement of valuation allowance
	As of December 31,
	2021	2022
Balance at beginning of the year	-	3,688,042
Acquisition of subsidiaries	-	278,582
Additions	3,688,042	470,051
Decrease	-	(2,899,559)
Balance at end of the year	3,688,042	1,537,116

Schedule of net operating loss carryforwards
Net operating loss carryforwards
2023	-
2024	8,859,516
2025	3,083,020
2026	14,145,655
2027	1,421,625
Total	27,509,816